Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Before Income Taxes
Income before income taxes were generated in the following jurisdictions:

	For the Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
British Virgin Islands (B.V.I)	22,887,838	(382)	(976)
UAE	(3,331,781)	27,663,586	63,056,081
PRC, excluding HK S.A.R.	845,644	2,142,160	(57,038,284)
HK S.A.R.	(619)	(85,436)	65,233
Cayman Islands	103,904	(359,359)	(2,007,587)

Total	20,504,986	29,360,569	4,074,467

Summary of Income Tax Assets and Liabilities
Deferred income tax assets are as follows:

	As of December 31,
	2019	2020
	US$	US$
Deferred tax assets
—Net operating loss carry forwards	40,859	3,334
Less: Valuation allowance	(40,859)	(3,334)

Total deferred income tax asset s	—	—

Summary of Changes in Valuation Allowance
Changes in valuation allowance are as follows:

	As of December 31,
	2019	2020
	US$	US$
Balance at the beginning of the year	102	40,859
Additions	40,757	131
Reversals	—	(37,656)

Balance at the end of the year	40,859	3,334